Organization and Nature of Operations	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

Nature of operations

Shanda Games Limited (“Shanda Games” or “the Company”), a Cayman Islands limited company, together with its consolidated subsidiaries specified below (collectively, the “Group”) is engaged in the development, operation, and publishing of online games, including both massively multi-player online role-playing games (“MMORPGs” or “MMO games”) and mobile games, as well as related businesses, principally in the People’s Republic of China (the “PRC”) and also in various other countries. The Group generates substantially all of its revenues and profits principally from the sale and delivery of in-game virtual items to paying game players, and generates residual revenues and profits from other activities, such as licensing the rights to its game intellectual property to third parties.

Organization

Shanda Games’ operations in the PRC occur through (i) its wholly-owned or majority-owned subsidiaries (“PRC subsidiaries”) which consist of Shengqu Information Technology (Shanghai) Co., Ltd. (“Shengqu”), Shengji Information Technology (Shanghai) Co., Ltd. (“Shengji”), Lansha Information Technology (Shanghai) Co., Ltd. (“Lansha”) and Kuyin Software (Shanghai) Co., Ltd (“Kuyin”) and (ii) its variable interest entities and their subsidiaries (“VIEs”). The VIEs (Note 2(3)) consist of Shanghai Hongli Digital Technology Co., Ltd. (“Shanghai Hongli”), Shanghai Shengzhan Networking Technology Co., Ltd. (“Shengzhan”) and Shengzhan’s wholly-owned subsidiaries Nanjing Shanda Networking Development Co., Ltd. (“Nanjing Shanda”) and Jiangsu Shanda Networking Technology Co., Ltd. (“Jiangsu Shanda”), Tianjin Shengjing Trade Co., Ltd. (“Shengjing”), Shanghai Shulong Technology Development Co., Ltd. (“Shulong”) and Shulong’s wholly-owned subsidiaries Shanghai Shulong Computer Technology Co., Ltd. (“Shulong Computer”), Nanjing Shulong Computer Technology Co., Ltd. (“Nanjing Shulong”), Chengdu Youji Technology Co., Ltd. (“Chengdu Youji”), Tianjin Youji Technology Co., Ltd. (“Tianjin Youji”), Chengdu Aurora Technology Development Co., Ltd. (“Chengdu Aurora”), Chengdu Simo Technology Co., Ltd. (“Chengdu Simo”) and other small VIEs. Collectively, the PRC subsidiaries and the VIEs are referred to as the “PRC companies.”

Shanda Games’ operations outside the PRC principally occur through its wholly-owned or majority-owned subsidiaries, mainly including Shanda Games Holdings (HK) Limited (“Shanda Games (HK)”), Shanda Games International Europe Gmbh (“Shanda Europe”), Shanda Games International Pte. Ltd., a Singaporean entity (“Games International”) and its majority-owned subsidiaries, Eyedentity Games Inc. and its majority-owned subsidiary, a Korean game studio (“Eyedentity”), and Actoz Soft Co., Ltd., (“Actoz”), a Korean developer, operator and publisher of online games listed on the KOSDAQ and its majority-owned subsidiaries.

2013 Transaction - acquisition of commonly controlled businesses from Shanda Online

On August 31, 2013, following public announcement, evaluation by a special committee of independent directors of the aspects of the transaction and a fairness opinion rendered by a third party independent financial advisor, as well as approval by the Board of Directors, Shanda Games consummated the acquisition from Shanda Online of platform services and prepaid card distribution businesses collectively comprising (i) Shengzhan and its wholly owned subsidiaries Nanjing Shanda and Jiangsu Shanda (platform services), (ii) Shengjing (prepaid card distribution services), and (iii) associated tangible computing assets from Shanda Online Entertainment Limited (“Shanda Online”) in exchange for total consideration of US$812.7 million (Note 4). This acquisition is referred to as the “2013 Transaction”. Shanda Online is a 93.76% owned subsidiary of Shanda Games’ ultimate parent and controlling shareholder Shanda Interactive Entertainment Limited (“Shanda Interactive” or “Shanda”), with 6.24% owned by Shanda Games (such 6.24% was acquired in 2012 (Note 4).

The 2013 Transaction was undertaken to further vertically integrate the Group’s online game business through the in-sourcing of certain business functions previously outsourced to Shanda Online. Shengzhan and its subsidiaries provide platform services necessary to the Group’s operation and delivery of the gaming experience to users, such as a user authentication, billing, anti-fatigue compliance, and customer support services. Prior to the 2013 Transaction, Shanda Games engaged Shengzhan as a platform services provider in exchange for fees due to Shanda Online based on certain percentages of revenue; such platform service costs were previously reported as costs of revenue. Shengjing provides prepaid card distribution services and maintains a significant number of channel relationships for the sale and collection of proceeds from the distribution of virtual and physical pre-paid game cards. Prior to the 2013 Transaction, as part of Shanda Online, and as Shanda Games’ exclusive sales agent for the distribution of prepaid cards pursuant to a previous sales agency agreement, Shengjing charged Shanda Games fees equal to the difference between the prices received by Shengjing from third party distributors and retailers and a minimum percentage of the face value of prepaid cards sold. Such costs were previously reported in sales and marketing expenses. Through the acquisition of the platform services and prepaid card distribution businesses and the elimination of the out-sourcing of these functions, the Group expects to generate higher margins and earnings via the transfer of profit margins formerly earned by Shanda Online to the Group.

Shanda Games and the acquired businesses were, and continue to be, under the common control, whether by direct or indirect means, of Shanda Interactive. Accordingly, the 2013 Transaction was accounted for as a reorganization of entities under common control, with the acquired assets and liabilities of the acquired businesses consolidated into Shanda Games’ financial statements at their carrying values (book values). The consolidation was effected through the extinguishment of prior contractual arrangements formerly providing Shanda Online a controlling financial interest over the Shengzhan and Shengjing businesses (which are variable interest entities) and the establishment of new contractual arrangements providing Shanda Games a controlling financial interest (Note 2(3)). The excess of the purchase price over the net book value of the businesses acquired was recorded in shareholders’ equity in a manner similar to a dividend through a charge to retained earnings, with the excess charge recorded to additional paid-in-capital in a manner consistent with Cayman Islands company law and applicable U.S. GAAP.

Pursuant to applicable U.S. GAAP in the FASB Accounting Standards Codification (“ASC”), the Transaction constituted a “change in reporting entity” which is to be treated as if it occurred at the beginning of 2013. Furthermore, retrospective consolidation of the businesses is required by GAAP for all historical periods since the inception of common control by Shanda Interactive. The inception of common control dates to 2008, when the Group’s online game business was formed as a distinct business apart from Shanda Interactive prior to the Group’s September 2009 initial public offering. Accordingly, the consolidated financial information has been prepared as if the acquired businesses had been part of Shanda Games for all periods presented in the accompanying consolidated financial statements. The Group’s shareholders’ equity has been revised for historical periods preceding the date of acquisition to reflect the net distributions (inclusive of both cash and non-cash effects) to Shanda associated with the acquired businesses. In particular, the cash flow effects of financing transactions with Shanda arising from the acquired businesses have been presented as financing activities in the consolidated statement of cash flows for periods preceding the date of acquisition.

Given the acquired businesses are part of a single vertically integrated business model and will not be evaluated on a separate basis internally for performance measurement, the Group’s gaming business continues to be presented as a single operating segment. Due to consistent accounting policies and methods between Shanda Games and the acquired businesses, there were no adjustments necessary to conform accounting methods.

Throughout the notes to the consolidated financial statements, amounts presented for periods or dates prior to 2013 have been revised to reflect the change in reporting entity and addition of the commonly controlled businesses, after eliminating inter-entity transactions (such as platform service fees previously reported in costs of revenue and prepaid card service fees previously reported in sales and marketing expenses) between the acquired businesses and legacy Shanda Games. The following tabular reconciliations depict key consolidated financial statement amounts for the Group’s previous reporting entity (that is, excluding the acquisition of Shengzhan and Shengjing) and for the Group’s new reporting entity (that is, as currently reported).

	For the year ended December 31, 2013
	Pre-Transaction Shanda Games (unaudited)	Businesses acquired from Shanda Interactive	Eliminations	Shanda Games (as currently reported)

Net revenues	4,293,395	893,112	(841,777)	4,344,730
Income from operations	1,135,752	593,013	(899)	1,727,866
Net income	1,121,491	507,384	(899)	1,627,976
Net income attributable to the Company’s shareholders	1,081,403	507,384	(899)	1,587,888
Comprehensive income	1,145,140	507,384	(899)	1,651,625
Comprehensive income attributable to Shanda Games Limited	1,095,412	507,384	(899)	1,601,897

Earnings per ordinary share
Basic	2.01	0.95		2.96
Diluted	2.01	0.94		2.95

	For the year ended December 31, 2012
	Pre-Transaction Shanda Games	Businesses acquired from Shanda Interactive	Eliminations	Shanda Games (as currently reported)

Net revenues	4,682,145	1,122,159	(1,085,745)	4,718,559
Income from operations	1,378,237	741,298	475	2,120,010
Net income	1,136,595	651,487	475	1,788,557
Net income attributable to the Company’s shareholders	1,113,430	651,487	475	1,765,392
Comprehensive income	1,175,017	651,487	475	1,826,979
Comprehensive income attributable to Shanda Games Limited	1,143,588	651,487	475	1,795,550

Earnings per ordinary share
Basic	2.01	1.17		3.18
Diluted	2.01	1.17		3.18

	For the year ended December 31, 2011
	Pre-Transaction Shanda Games	Businesses acquired from Shanda Interactive	Eliminations	Shanda Games (as currently reported)

Net revenues	5,281,896	1,278,154	(1,250,223)	5,309,827
Income from operations	1,474,038	876,298	691	2,351,027
Net income	1,285,989	774,068	691	2,060,748
Net income attributable to the Company’s shareholders	1,264,873	774,068	691	2,039,632
Comprehensive income	1,238,657	774,068	691	2,013,416
Comprehensive income attributable to Shanda Games Limited	1,237,128	774,068	691	2,011,887

Earnings per ordinary share
Basic	2.23	1.37		3.60
Diluted	2.23	1.37		3.60

Net revenues as currently reported reflect immaterial net additions (revenues from the acquired businesses Shengzhan and Shengjing, less amounts associated with pre-Transaction Shanda Games eliminated therefrom) of revenue in each period presented associated with the provision of platform services and prepaid card distribution services to certain third parties and related parties (refer to Note 22 for related party transactions).